Revenue from Contract with Customers	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Revenue from Contract with Customers
15.	Revenue from contracts with customers

Costs to obtain a contract

Costs to obtain a contract include commissions paid to area representatives associated with the sale of franchises within the area representative’s respective region. As of December 26, 2020 and December 28, 2019, $453 and $429 of commissions paid in connection with the sale of franchise licenses are capitalized within prepaid expenses and other current assets (short-term portion) and $2,630 and $2,994 are capitalized within other non-current assets (long-term portion), respectively. The commissions are amortized to expense over the expected life of the related franchise agreement. $429 and $395 of commissions was amortized to selling, general and administrative expenses during the year ended December 26, 2020 and December 28, 2019, respectively.

Contract Liabilities

Contract liabilities consist of deferred revenue resulting from franchise fees, which are generally recognized on a straight-line basis over the term of the underlying franchise agreement. Also included are service revenues from corporate-owned centers, including customer prepayments in connection with the Wax Pass program. Contract liabilities are classified as Deferred revenue on the Consolidated Balance Sheets.

Deferred franchise fees are reduced as fees are recognized in revenue over the term of the franchise license for the respective center. Deferred service revenues are recognized over time as the services are performed. The following table reflects the change in contract liabilities between December 29, 2018 and December 26, 2020:

Contract liabilities
Balance at December 29, 2018	$8,179
Revenue recognized that was included in the contract liability at the beginning of the year	(3,408)
Increase, excluding amounts recognized as revenue during the period	4,486
Balance at December 28, 2019	$9,257
Revenue recognized that was included in the contract liability at the beginning of the year	(2,461)
Increase, excluding amounts recognized as revenue during the period	2,083
Balance at December 26, 2020	$8,879

The weighted average remaining amortization period for deferred revenue is 4.2 years.

The following table illustrates estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of December 26, 2020. The Company has elected to exclude short term contracts, sales-based royalties and any other variable consideration recognized on an “as invoiced” basis.

Contract liabilities to be recognized in:	Amount
2021	$2,351
2022	1,004
2023	974
2024	914
2025	844
Thereafter	2,792
Total	$8,879

The summary set forth below represents the balances in deferred revenue as of December 26, 2020 and December 28, 2019:

	December 26, 2020	December 28, 2019
Franchise fees	$7,542	$7,657
Service revenue	1,337	1,600
Total deferred revenue	8,879	9,257
Long-term portion of deferred revenue	6,528	6,799
Current portion of deferred revenue	$2,351	$2,458

European Wax Center, Inc. and Subsidiaries
Revenue from Contract with Customers

11. Revenue from contracts with customers

Contract liabilities consist of deferred revenue resulting from franchise fees, which are generally recognized on a straight-line basis over the term of the underlying franchise agreement. Also included are service revenues from corporate-owned centers, including customer prepayments in connection with the Wax Pass program. Contract liabilities are classified as deferred revenue on the condensed consolidated balance sheets.

Deferred franchise fees are reduced as fees are recognized in revenue over the term of the franchise license for the respective center. Deferred service revenues are recognized over time as the services are performed. The following table reflects the change in contract liabilities for the periods indicated:

Contract liabilities
Balance at December 26, 2020	$8,879
Revenue recognized that was included in the contract liability at the beginning of the year	(1,394)
Increase, excluding amounts recognized as revenue during the period	1,936
Balance at September 25, 2021	$9,421

The weighted average remaining amortization period for deferred revenue is 4.8 years.

The following table illustrates estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of September 25, 2021. The Company has elected to exclude short term contracts, sales-based royalties and any other variable consideration recognized on an “as invoiced” basis.

Contract liabilities to be recognized in:	Amount
2021 (from September 26, 2021)	$594
2022	2,316
2023	1,068
2024	1,009
2025	939
Thereafter	3,495
Total	$9,421

The summary set forth below represents the balances in deferred revenue as of September 25, 2021 and December 26, 2020:

	September 25, 2021	December 26, 2020
Franchise fees	$7,887	$7,542
Service revenue	1,534	1,337
Total deferred revenue	9,421	8,879
Long-term portion of deferred revenue	6,785	6,528
Current portion of deferred revenue	$2,636	$2,351